Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at June 30, 2026:

	Remaining 2026	2027	2028	2029	2030	Thereafter	Total
Property leases	$602	$1,203	$1,203	$1,203	$1,203	$11,935	$17,349
Capital commitments	470,107	6,388	—	—	—	—	476,495
Other operating commitments	20,829	16,541	18,118	14,434	12,744	36,594	119,260
	$491,538	$24,132	$19,321	$15,637	$13,947	$48,529	$613,104